The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3): (Details) - Level 3 of fair value hierarchy [member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Balance on	R$ 1,542,687	R$ 348,360	R$ 1,435,708
Included in profit or loss	190,336	(312,420)
Included in other comprehensive income	150,757	47,606
Acquisitions	798,130	(55,515)
Write-offs	(160,765)	(278,778)
Maturities		(10,404)
Transfer levels	215,869	(477,837)
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Balance on	478,305	319,434		R$ 707,395
Included in profit or loss	99,731	10,571
Acquisitions	112,385	54,015
Write-offs	(69,012)	(106,643)
Maturities		(8,902)
Transfer with categories	15,767	(27,152)
Transfer levels		(309,850)
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Balance on	1,415,829	256,103	755,960
Included in profit or loss	90,605	(322,991)
Included in other comprehensive income	150,757	47,606
Acquisitions	810,015	90,000
Write-offs	(91,753)	(172,135)
Maturities		(1,502)
Transfer with categories		27,152
Transfer levels	200,102	(167,987)
Assets Derivatives [member]
IfrsStatementLineItems [Line Items]
Balance on	179,504	19,295	11,479
Acquisitions	160,209	7,816
Liabilities Derivatives [member]
IfrsStatementLineItems [Line Items]
Balance on	(530,951)	(246,472)	R$ (39,126)
Acquisitions	R$ (284,479)	R$ (207,346)